Leases (Details) - Schedule of Maturity of our Finance Lease Liabilities	Jun. 30, 2024 USD ($)
Schedule of Maturity of our Finance Lease Liabilities [Abstract]
30-Jun-25	$ 1,141
Thereafter
Total lease liabilities	$ 1,141